UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

Brandes Institutional International Equity Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.29%
Brazil - 2.62%
Banco do Brasil SA	198,354	$2,480,030
Banco Santander Brasil SA - ADR	346,900	2,521,963
Centrais Electricas Brasileiras SA - ADR	343,130	1,070,566
Tim Participacoes SA - ADR	172,134	3,411,696
		9,484,255
France - 15.22%
Carrefour SA	397,504	10,234,724
France Telecom SA	679,904	7,542,770
GDF Suez	472,057	9,722,573
Natixis	514,348	1,758,107
Renault SA	55,100	2,992,388
Sanofi	85,335	8,092,352
Suez Environnement SA	215,759	2,602,674
Total SA	237,594	12,362,775
		55,308,363
Germany - 2.59%
Daimler AG	54,600	3,006,049
Deutsche Telekom AG	562,200	6,399,506
		9,405,555
Ireland - 2.88%
CRH Plc	466,948	9,646,715
Seagate Technology Plc	27,000	822,960
		10,469,675
Italy - 6.81%
ENI SpA	368,215	9,020,402
Intesa Sanpaolo SpA	1,949,178	3,370,756
Intesa Sanpaolo SpA Savings Shares	971,300	1,379,502
Italcementi SpA Savings Shares	422,400	1,196,903
Telecom Italia SpA	4,166,774	3,779,560
Telecom Italia SpA Savings Shares	7,522,450	5,987,080
		24,734,203
Japan - 25.31%
Astellas Pharma, Inc.	89,800	4,037,551
Canon, Inc.	160,500	6,220,941
Dai Nippon Printing Co. Ltd.	407,400	3,194,602
Daiichi Sankyo Co. Ltd.	326,202	5,007,924
FUJIFILM Holdings Corp.	288,000	5,794,519
Honda Motor Co. Ltd.	154,400	5,718,148
Japan Tobacco, Inc.	123,800	3,497,273
Mitsubishi UFJ Financial Group, Inc.	1,070,200	5,790,975
MS&AD Insurance Group Holdings	229,899	4,588,089
Nippon Telegraph & Telephone Corp.	213,200	8,976,354
NKSJ Holdings, Inc.	219,000	4,697,343
Ono Pharmaceutical Co. Ltd.	61,800	3,157,000
Rohm Co. Ltd.	55,600	1,817,555
Sony Corp.	196,400	2,202,716
Sumitomo Mitsui Financial Group, Inc.	109,498	3,979,356

Sumitomo Mitsui Trust Holdings, Inc.	703,000	2,476,886
Taisho Pharmaceutical Co. Ltd.	32,400	2,225,325
Takeda Pharmaceutical Co. Ltd.	118,700	5,305,296
Tokio Marine Holdings, Inc.	214,500	5,975,813
Toyota Motor Corp.	157,000	7,331,294
		91,994,960
Mexico - 2.26%
America Movil SAB de CV - ADR	207,698	4,806,132
Cemex SAB de CV - ADR (a)	346,085	3,415,859
		8,221,991
Netherlands - 9.24%
Aegon NV	1,053,407	6,804,853
Akzo Nobel NV	59,331	3,927,540
Koninklijke Ahold NV	489,052	6,557,737
STMicroelectronics NV	508,400	3,690,767
Unilever NV	186,804	7,147,835
Wolters Kluwer NV	265,201	5,447,706
		33,576,440
Russia - 1.89%
Lukoil OAO - ADR (a)	102,003	6,885,203
Singapore - 0.80%
Flextronics International Ltd. (a)	469,000	2,912,490
South Korea - 2.18%
Korea Electric Power Corp. - ADR (a)	237,900	3,323,463
POSCO	14,025	4,594,455
		7,917,918
Spain - 0.77%
Telefonica SA	207,977	2,815,827
Sweden - 1.51%
Telefonaktiebolaget LM Ericsson	542,200	5,476,898
Switzerland - 5.99%
Swiss Re AG	113,920	8,259,066
TE Connectivity Ltd.	203,172	7,541,745
UBS AG	382,337	5,983,147
		21,783,958
United Kingdom - 17.22%
AstraZeneca Plc	180,255	8,542,276
Barclays Plc	1,258,121	5,465,279
BP Plc	1,306,800	9,086,112
GlaxoSmithKline Plc	273,720	5,959,544
HSBC Holdings Plc	406,000	4,302,311
ITV Plc	2,702,500	4,688,229
J. Sainsbury Plc	791,400	4,477,481
Kingfisher Plc	797,900	3,728,265
Marks & Spencer Group Plc	1,061,819	6,669,981
Vodafone Group Plc	1,617,900	4,072,704
Wm. Morrison Supermarkets Plc	1,304,111	5,599,436
		62,591,618
TOTAL COMMON STOCKS (Cost $392,290,198)		$353,579,352

PREFERRED STOCKS - 1.98%
Brazil - 1.98%
Petroleo Brasileiro SA - ADR	309,550	$5,974,315
Telefonica Brasil SA - ADR	49,463	1,190,080
TOTAL PREFERRED STOCKS (Cost $9,956,390)		$7,164,395

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 0.41%
Repurchase Agreement - 0.41%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/12), due 1/2/13, 0.01%,
[Collateralized by $1,575,000 Fannie Mae Bond, 2.08%, 11/2/22,
(Market Value $1,577,416)] (proceeds $1,500,682).	$1,500,681	$1,500,681
TOTAL SHORT TERM INVESTMENTS (Cost $1,500,681)		$1,500,681

Total Investments (Cost $403,747,269) - 99.68%		$362,244,428
Other Assets in Excess of Liabilities - 0.32%		1,186,382
TOTAL NET ASSETS - 100.00%		$363,430,810

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing security.

Brandes Institutional International Equity Fund
Schedule of Investments by Industry
December 31, 2012 (Unaudited)

COMMON STOCKS
Automobiles	5.23%
Capital Markets	1.64%
Chemicals	1.07%
Commercial Banks	9.23%
Commercial Services & Supplies	1.60%
Communications Equipment	1.51%
Computers & Peripherals	0.23%
Construction Materials	3.92%
Diversified Telecommunication Services	9.77%
Electric Utilities	1.21%
Electronic Equipment, Instruments & Components	4.47%
Food & Staples Retailing	7.39%
Food Products	1.97%
Household Durables	0.61%
Insurance	8.34%
Media	2.79%
Metals & Mining	1.26%
Multiline Retail	1.84%
Multi-Utilities	2.68%
Office Electronics	1.71%
Oil & Gas	10.28%
Pharmaceuticals	11.65%
Semiconductors & Semiconductor Equipment	1.52%
Specialty Retail	1.03%
Tobacco	0.96%
Wireless Telecommunication Services	3.38%
TOTAL COMMON STOCKS	97.29%
PREFERRED STOCKS
Diversified Telecommunication Services	0.33%
Oil, Gas & Consumable Fuels	1.65%

TOTAL PREFERRED STOCKS	1.98%
REPURCHASE AGREEMENTS	0.41%
TOTAL INVESTMENTS	99.68%
Other Assets in Excess of Liabilities	0.32%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, INC. and Standard & Poor Financial Services LLC.

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
December 31, 2012 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 0.86%
Fannie Mae Interest Only Strip - 0.86%
5.500%, 01/01/2036	$3,531,004	$486,851
6.000%, 06/01/2036	4,517,490	645,620
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $1,643,167)		$1,132,471

OTHER MORTGAGE RELATED SECURITIES - 6.20%
Collateralized Mortgage Obligations - 0.02%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 5.825%, 10/25/2036	$22,740	$22,421
Near Prime Mortgage - 3.28%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.662%, 10/25/2035	3,612,536	3,427,166
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 2.779%, 03/20/2036	1,225,401	902,341
		4,329,507
Sub-Prime Mortgages - 2.90%
Countrywide Asset-Backed Certificates
Series 2004-10, 1.260%, 12/25/2034	3,367,568	294,443
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.380%, 04/25/2036	2,150,510	1,953,601
Structured Asset Investment Loan Trust
Series A3, 0.590%, 07/25/2035	1,654,308	1,571,725
		3,819,769
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $10,638,347)		$8,171,697

US GOVERNMENTS - 5.34%
Sovereign - 5.34%
United States Treasury Bond
4.750%, 02/15/2037	$1,535,000	$2,094,316
United States Treasury Note
4.500%, 02/15/2016	530,000	597,368
3.375%, 11/15/2019	3,785,000	4,351,864
TOTAL US GOVERNMENTS (Cost $6,531,351)		$7,043,548

	Shares	Value
COMMON STOCKS - 0.36%
Paper & Forest Products - 0.34%
Abitibi-Consolidated (a)(c)	3,950,000	$-
Resolute Forest Products, Inc. (a)	33,471	443,156
		443,156
Semiconductors - 0.02%
MagnaChip Semiconductor Corp. (a)	2,010	31,999
TOTAL COMMON STOCKS (Cost $3,375,523)		$475,155

PREFERRED STOCKS - 3.68%
Banks & Thrifts - 2.52%
Ally Financial, Inc., 8.500%	126,200	$3,315,274
Technology Hardware & Equipment - 1.16%
Pitney Bowes International Holdings, Inc., 6.130% (a)(b)	1,720	1,533,058
TOTAL PREFERRED STOCKS (Cost $4,597,410)		$4,848,332

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.29%
Student Loan - 3.29%
National Collegiate Student Loan Trust
Series A-4, 0.515%, 10/25/2033	$1,500,000	$572,463
SLM Student Loan Trust
Series 2004-B, 0.738%, 09/15/2033	1,500,000	984,356
Series 2005-A, 0.618%, 12/15/2038	1,865,000	1,164,819
Series 2006-A, 0.598%, 06/15/2039	2,200,000	1,614,228
		3,763,403
TOTAL ASSET BACKED SECURITIES (Cost $5,460,185)		$4,335,866

CORPORATE BONDS - 78.69%
Advertising - 3.22%
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$3,920,000	$4,243,400
Banks & Thrifts - 13.41%
Ally Financial, Inc.
6.750%, 12/01/2014	3,041,000	3,284,280
First Horizon National Corp.
5.375%, 12/15/2015	1,780,000	1,945,834
JP Morgan Chase & Co.
7.900%, Perpetual	5,620,000	6,367,516
Regions Financial Corp.
5.750%, 06/15/2015	3,890,000	4,206,062
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	1,500,000	1,887,383
		17,691,075
Building Materials - 10.12%
CRH America, Inc.
6.000%, 09/30/2016	1,915,000	2,151,741
Masco Corp.
6.125%, 10/03/2016	4,040,000	4,462,350
Mohawk Industries, Inc.
6.375%, 01/15/2016	2,965,000	3,335,625
Owens Corning
6.500%, 12/01/2016	455,000	511,268
USG Corp.
6.300%, 11/15/2016	2,790,000	2,887,650
		13,348,634
Consumer Products - 2.83%
Spectrum Brands Holdings, Inc.
9.500%, 06/15/2018	3,285,000	3,728,475

Diversified Financial Services - 7.53%
American International Group, Inc.
6.400%, 12/15/2020	2,785,000	3,455,622
International Lease Finance Corp.
6.625%, 11/15/2013	3,350,000	3,475,625
SLM Corp.
5.000%, 10/01/2013	2,920,000	2,989,350
		9,920,597
Electric Utilities - 8.80%
EDP Finance BV
4.900%, 10/01/2019 (b)	4,450,000	4,408,993
FirstEnergy Corp.
7.375%, 11/15/2031	3,950,000	5,101,761
Israel Electric Corp. Ltd.
7.250%, 01/15/2019 (b)	1,930,000	2,096,945
		11,607,699
Energy - 1.40%
Valero Energy Corp.
9.375%, 03/15/2019	1,340,000	1,843,142
Food, Beverage & Tobacco - 5.39%
Pilgrims Pride Corp.
7.875%, 12/15/2018	1,790,000	1,814,612
Tyson Foods, Inc.
6.600%, 04/01/2016	4,615,000	5,288,536
		7,103,148
Homebuilders - 9.22%
Centex Corp.
6.500%, 05/01/2016	2,695,000	3,092,513
Lennar Corp.
5.600%, 05/31/2015	4,275,000	4,552,875
Toll Brothers Finance Corp.
5.150%, 05/15/2015	4,235,000	4,521,358
		12,166,746
Insurance - 5.83%
CNA Financial Corp.
7.350%, 11/15/2019	1,700,000	2,132,211
5.875%, 08/15/2020	1,250,000	1,474,756
ING US, Inc.
5.500%, 07/15/2022 (b)	2,220,000	2,409,160
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	1,490,000	1,670,357
		7,686,484
Iron & Steel - 0.95%
ArcelorMittal SA
6.000%, 03/01/2021	1,255,000	1,251,402
Media - 0.95%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	1,075,000	1,248,650
Oil & Gas - 3.79%
Chesapeake Energy Corp.
6.625%, 08/15/2020	3,555,000	3,812,737
El Paso Corp.
7.000%, 06/15/2017	1,035,000	1,182,320

		4,995,057
Retail - 2.50%
Marks & Spencer Plc
7.125%, 12/01/2037 (b)	2,975,000	3,291,686
Telecommunications - 1.85%
Telecom Italia Capital SA
6.999%, 06/04/2018	840,000	960,120
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,390,000	1,482,088
		2,442,208
Utilities - 0.90%
Edison Mission Energy
7.000%, 05/15/2017 (d)	2,230,000	1,181,900
TOTAL CORPORATE BONDS (Cost $91,614,427)		$103,750,303

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: $1.97 (c)	80,400	$-
TOTAL WARRANTS (Cost $863,486)		$–
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 1.96%
Repurchase Agreement - 1.96%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/12), due 1/2/13, 0.01%
[Collateralized by $2,710,000 Fannie Mae Bond, 2.08%, 11/2/22,
(Market Value $2,714,157)] (proceeds $2,582,037).	$2,582,036	$2,582,036
TOTAL REPURCHASE AGREEMENTS (Cost $2,582,037)		$2,582,036

Total Investments (Cost $127,305,932) - 100.38%		$132,339,408
Liabilities in Excess of Other Assets - (0.38%)		(495,358)
TOTAL NET ASSETS - 100.00%		$131,844,050

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act"
or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act or pursuant to another exemption from registration). The market values of these securities total
$13,739,842 which represents 10.42% of total net assets.
(c)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $0 or 0.00% of the Fund's net assets. These securities were classified as Level 3. See Note 2 in the Notes to Schedule of Investments.

(d) In default.

Brandes Institutional Core Plus Fixed Income Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 9.13%
Fannie Mae Interest Only Strip - 0.41%
5.500%, 01/01/2036	$431,738	$59,528
6.000%, 06/01/2036	449,801	64,283
		123,811
Federal National Mortgage Association - 5.64%
Pool #MA0918, 4.000%, 12/01/2041	878,014	942,435
Pool #934124, 5.500%, 07/01/2038	363,914	395,403
Pool #254631, 5.000%, 02/01/2018	341,069	370,653
		1,708,491
Freddie Mac Mortgage - 3.08%
Pool #G0-6018, 6.500%, 04/01/2039	257,889	293,506
Pool #A9-3505, 4.500%, 08/01/2040	593,154	638,732
		932,238
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $2,705,277)		$2,764,540

OTHER MORTGAGE RELATED SECURITIES - 9.16%
Collateralized Mortgage Obligations - 2.56%
Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD, 2.610%, 01/25/2035	$775,000	$771,488
Series 2006-AR14, 5.825%, 10/25/2036	2,558	2,522
		774,010
Near Prime Mortgage - 6.19%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.662%, 10/25/2035	834,789	791,954
Bear Stearns Alt-A Trust
Series 2004-11, 0.890%, 11/25/2034	376,369	369,579
Series 2005-7, 0.480%, 08/25/2035	417,882	373,411
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 2.779%, 03/20/2036	49,979	36,802
Opteum Mortgage Acceptance Corp.
Series 2005-3, 0.500%, 07/25/2035	317,133	303,077
		1,874,823
Sub-Prime Mortgages - 0.41%
Countrywide Asset-Backed Certificates
Series 2004-10, 1.260%, 12/25/2034	115,013	10,056
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.380%, 04/25/2036	126,204	114,648
		124,704
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $2,411,340)		$2,773,537

US GOVERNMENTS - 27.38%
Sovereign - 27.38%
United States Treasury Bond
4.750%, 02/15/2037	$475,000	$648,078
United States Treasury Note
4.250%, 08/15/2014	655,000	697,422
4.500%, 02/15/2016	2,340,000	2,637,435

3.375%, 11/15/2019	2,715,000	3,121,614
2.000%, 11/15/2021	1,140,000	1,183,196
		7,639,667
TOTAL US GOVERNMENTS (Cost $8,049,857)		$8,287,745

	Shares	Value
COMMON STOCKS - 0.03%
Paper & Forest Products - 0.03%
Abitibi-Consolidated (a)(c)	80,000	$-
Resolute Forest Products, Inc. (a)	677	8,964
		8,964
Semiconductors - 0.00%
MagnaChip Semiconductor Corp. (a)	22	350
TOTAL COMMON STOCKS (Cost $56,874)		$9,314

PREFERRED STOCKS - 1.17%
Banks & Thrifts - 0.68%
Ally Financial, Inc., 8.500%	7,800	$204,906
Technology Hardware & Equipment - 0.50%
Pitney Bowes International Holdings, Inc., 6.130% (a)(b)	170	151,523
TOTAL PREFERRED STOCKS (Cost $354,420)		$356,429

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.42%
Student Loan - 3.42%
National Collegiate Student Loan Trust
Series A-4, 0.515%, 10/25/2033	$410,000	$156,473
SLM Student Loan Trust
Series 2004-B, 0.738%, 09/15/2033	300,000	196,871
Series 2005-A, 0.618%, 12/15/2038	400,000	249,827
Series 2006-A, 0.598%, 06/15/2039	275,000	201,779
Series 2007-A, 0.548%, 12/15/2041	350,000	230,309
		878,786
TOTAL ASSET BACKED SECURITIES (Cost $1,306,129)		$1,035,259

CORPORATE BONDS - 46.33%
Advertising - 0.91%
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$255,000	$276,038
Banks & Thrifts - 11.11%
Ally Financial, Inc.
6.750%, 12/01/2014	520,000	561,600
Citigroup, Inc.
6.125%, 11/21/2017	235,000	279,687
6.875%, 03/05/2038	235,000	309,367
Fifth Third Bancorp
8.250%, 03/01/2038	175,000	250,245
First Horizon National Corp.
5.375%, 12/15/2015	130,000	142,111
JP Morgan Chase & Co.
7.900%, Perpetual	740,000	838,428
KeyCorp
6.500%, 05/14/2013	110,000	112,361
National City Corp.
4.900%, 01/15/2015	235,000	253,396
Regions Financial Corp.

5.750%, 06/15/2015	435,000	470,344
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	115,000	144,699
		3,362,238
Building Materials - 3.61%
CRH America, Inc.
6.000%, 09/30/2016	160,000	179,780
Masco Corp.
6.125%, 10/03/2016	305,000	336,885
Mohawk Industries, Inc.
6.375%, 01/15/2016	255,000	286,875
Owens Corning
6.500%, 12/01/2016	45,000	50,565
USG Corp.
6.300%, 11/15/2016	230,000	238,050
		1,092,155
Consumer Products - 1.03%
Spectrum Brands Holdings, Inc.
9.500%, 06/15/2018	275,000	312,125
Containers & Packaging - 0.72%
Sealed Air Corp.
7.875%, 06/15/2017	205,000	218,581
Diversified Financial Services - 5.03%
American International Group, Inc.
6.400%, 12/15/2020	400,000	496,319
Bank of America Corp.
3.750%, 07/12/2016	245,000	261,887
Ford Motor Credit Co. LLC
7.000%, 10/01/2013	250,000	261,275
International Lease Finance Corp.
6.625%, 11/15/2013	285,000	295,688
SLM Corp.
5.000%, 10/01/2013	200,000	204,750
		1,519,919
Electric Utilities - 9.50%
Ameren Corp.
8.875%, 05/15/2014	300,000	328,296
Arizona Public Service Co.
8.750%, 03/01/2019	340,000	448,172
Commonwealth Edison Co.
5.900%, 03/15/2036	175,000	225,762
EDP Finance BV
4.900%, 10/01/2019 (b)	400,000	396,314
FirstEnergy Corp.
7.375%, 11/15/2031	430,000	555,381
Israel Electric Corp. Ltd.
7.250%, 01/15/2019 (b)	200,000	217,300
Nisource Finance Corp.
5.250%, 09/15/2017	285,000	325,986
Oncor Electric Delivery Co. LLC
6.375%, 01/15/2015	30,000	33,109
7.000%, 09/01/2022	175,000	222,423
PPL Energy Supply LLC
6.500%, 05/01/2018	100,000	119,744
		2,872,487

Energy - 0.77%
Valero Energy Corp.
9.375%, 03/15/2019	170,000	233,831
Equipment - 0.13%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 04/19/2022	35,784	39,852
Food, Beverage & Tobacco - 1.41%
Altria Group, Inc.
9.700%, 11/10/2018	51,000	71,396
Pilgrims Pride Corp.
7.875%, 12/15/2018	130,000	131,788
Tyson Foods, Inc.
6.600%, 04/01/2016	195,000	223,460
		426,644
Homebuilders - 2.27%
Centex Corp.
6.500%, 05/01/2016	80,000	91,800
Lennar Corp.
5.600%, 05/31/2015	290,000	308,850
Toll Brothers Finance Corp.
5.150%, 05/15/2015	270,000	288,257
		688,907
Insurance - 2.57%
CNA Financial Corp.
7.350%, 11/15/2019	125,000	156,780
5.875%, 08/15/2020	110,000	129,779
ING US, Inc.
5.500%, 07/15/2022 (b)	235,000	255,023
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	210,000	235,419
		777,001
Iron & Steel - 0.44%
ArcelorMittal SA
6.000%, 03/01/2021	135,000	134,613
Leisure Time - 0.42%
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	125,000	128,125
Media - 0.06%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	15,000	17,423
Oil & Gas - 4.14%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	435,000	500,742
Chesapeake Energy Corp.
6.625%, 08/15/2020	345,000	370,013
El Paso Corp.
7.000%, 06/15/2017	90,000	102,810
Transocean, Inc.
5.250%, 03/15/2013	275,000	277,415
		1,250,980
Retail - 1.04%
Marks & Spencer Plc
7.125%, 12/01/2037 (b)	285,000	315,338
Telecommunications - 0.80%
Telecom Italia Capital SA
6.999%, 06/04/2018	85,000	97,155
Telefonica Emisiones SAU

5.462%, 02/16/2021	135,000	143,944
		241,099
Utilities - 0.37%
Edison Mission Energy
7.000%, 05/15/2017 (d)	210,000	111,300
TOTAL CORPORATE BONDS (Cost $12,179,582)		$14,018,656

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: $1.97 (c)	870	$-
TOTAL WARRANTS (Cost $8,748)		$-
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 3.76%
Repurchase Agreement - 3.76%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/12), due 1/2/13, 0.01%
[Collateralized by $1,195,000 Fannie Mae Bond, 2.08%, 11/2/22,
(Market Value $1,196,833)] (proceeds $1,136,615).	$1,136,615	$1,136,615
TOTAL REPURCHASE AGREEMENTS (Cost $1,136,615)		$1,136,615

Total Investments (Cost $28,208,842) - 100.39%		$30,382,095
Liabilities in Excess of Other Assets - (0.39%)		(116,750)
TOTAL NET ASSETS - 100.00%		$30,265,345

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act" or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act or pursuant to another exemption from registration). The market values of these securities total $1,335,498, which represents 4.41% of total net assets.

(c)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $0 or 0.00% of the Fund's net assets. These securities were classified as Level 3. See Note 2 in the Notes to Schedule of Investments.

(d) In default.

Brandes Institutional Global Equity Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.67%
Automobiles - 3.73%
Honda Motor Co. Ltd.	11,900	$440,712
Toyota Motor Corp.	14,800	691,103
		1,131,815
Beverages - 2.50%
Pepsico, Inc.	11,090	758,889
Building Products - 1.39%
Masco Corp.	25,400	423,164
Capital Markets - 2.57%
Bank Of New York Mellon Corp.	14,200	364,940
State Street Corp.	8,848	415,944
		780,884
Commercial Banks - 6.87%
Banco Santander Brasil SA - ADR	31,323	227,718
Intesa Sanpaolo SpA	77,256	133,600
Intesa Sanpaolo SpA Savings Shares	118,900	168,869
Mitsubishi UFJ Financial Group, Inc.	71,600	387,436
PNC Financial Services Group, Inc.	3,990	232,657
Sumitomo Mitsui Financial Group, Inc.	10,076	366,180
Wells Fargo & Co.	16,669	569,747
		2,086,207
Communications Equipment - 1.45%
Telefonaktiebolaget LM Ericsson	43,500	439,404
Computers & Peripherals - 3.51%
Hewlett Packard Co.	33,234	473,585
Western Digital Corp.	13,940	592,310
		1,065,895
Construction Materials - 1.94%
CRH Plc	28,501	588,804
Diversified Financial Services - 3.16%
Bank of America Corp.	45,532	528,171
Citigroup, Inc.	10,936	432,628
		960,799
Diversified Telecommunication Services - 8.31%
Deutsche Telekom AG	43,200	491,744
France Telecom SA	45,563	505,470
Nippon Telegraph & Telephone Corp.	15,300	644,176
Telecom Italia SpA Savings Shares	875,400	696,727
Telefonica SA	13,752	186,190
		2,524,307
Electric Utilities - 0.25%
Centrais Electricas Brasileiras SA - ADR	24,100	75,192
Electronic Equipment, Instruments & Components - 4.69%
Corning, Inc.	37,790	476,910
FUJIFILM Holdings Corp.	17,300	348,074
TE Connectivity Ltd.	16,200	601,344
		1,426,328

Food & Staples Retailing - 7.76%
Carrefour SA	23,795	612,660
J. Sainsbury Plc	40,000	226,307
Koninklijke Ahold NV	31,800	426,409
Safeway, Inc.	24,650	445,919
The Kroger Co.	13,500	351,270
Wm. Morrison Supermarkets Plc	69,300	297,552
		2,360,117
Food Products - 1.68%
Unilever NV	13,300	508,909
Health Care Equipment & Supplies - 1.01%
Boston Scientific Corp. (a)	53,600	307,128
Household Durables - 0.44%
Sony Corp.	11,800	132,342
Insurance - 6.71%
Aegon NV	70,884	457,900
MS&AD Insurance Group Holdings	16,000	319,312
NKSJ Holdings, Inc.	15,200	326,026
Swiss Re AG	7,800	565,491
Tokio Marine Holdings, Inc.	13,300	370,528
		2,039,257
Media - 1.72%
News Corp.	20,500	523,570
Multiline Retail - 1.43%
Marks & Spencer Group Plc	69,300	435,319
Multi-Utilities - 2.46%
GDF Suez	36,284	747,312
Office Electronics - 2.68%
Canon, Inc.	13,700	531,009
Xerox Corp.	41,300	281,666
		812,675
Oil & Gas - 11.18%
BP Plc	96,000	667,483
Chesapeake Energy Corp.	41,250	685,575
ENI SpA	32,200	788,824
Lukoil OAO - ADR (a)	6,700	452,250
Total SA	15,378	800,167
		3,394,299
Pharmaceuticals - 13.07%
Astellas Pharma, Inc.	8,900	400,158
AstraZeneca Plc	11,500	544,984
Daiichi Sankyo Co. Ltd.	23,300	357,707
Eli Lilly & Co.	7,800	384,696
GlaxoSmithKline Plc	24,000	522,538
Merck & Co., Inc.	6,589	269,754
Pfizer, Inc.	25,054	628,354
Sanofi	5,500	521,567
Takeda Pharmaceutical Co. Ltd.	7,600	339,682
		3,969,440

Semiconductors & Semiconductor Equipment - 1.22%
Intel Corp.		17,964	370,597
Software - 2.66%
Microsoft Corp.		30,200	807,246
Wireless Telecommunication Services - 2.28%
America Movil SAB de CV - ADR		15,400	356,356
Tim Participacoes SA - ADR		16,900	334,958
			691,314
TOTAL COMMON STOCKS (Cost $28,538,462)			$29,361,213
		Principal
		Amount	Value
REPURCHASE AGREEMENTS - 1.77%
Repurchase Agreement - 1.77%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/12), due 1/2/13, 0.01%
[Collateralized by $565,000 Fannie Mae Bond, 2.08%, 11/2/22,
(Market Value $565,867)] (proceeds $538,764).		$538,764	$538,764
TOTAL REPURCHASE AGREEMENTS (Cost $538,764)			$538,764

Total Investments (Cost $29,077,226) - 98.44%			$29,899,977
Other Assets in Excess of Liabilities - 1.56%			473,693
TOTAL NET ASSETS - 100.00%			$30,373,670

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

Brandes Institutional Global Equity Fund
Schedule of Investments Country
December 31, 2012 (Unaudited)

Brazil		2.10%
France		10.49%
Germany		1.62%
Ireland		1.94%
Italy		5.89%
Japan		18.62%
Mexico		1.17%
Netherlands		4.59%
Russia		1.49%
Spain		0.61%
Sweden		1.45%
Switzerland		3.84%
United Kingdom		8.87%
United States		33.99%
COMMON STOCKS		96.67%
REPURCHASE AGREEMENTS		1.77%
TOTAL INVESTMENTS		98.44%
Other Assets in Excess of Liabilities		1.56%
TOTAL NET ASSETS		100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, INC. and Standard & Poor Financial Services LLC.

Brandes Institutional Emerging Markets Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.79%
Argentina - 0.10%
Grupo Clarin SA - GDR (a)	67,028	$231,790
Austria - 3.39%
Erste Group Bank AG	247,768	7,877,724
Brazil - 12.68%
Banco Bradesco SA	162,300	2,690,336
Banco do Brasil SA	266,150	3,327,687
Banco Santander Brasil SA - ADR	407,925	2,965,615
Centrais Electricas Brasileiras SA - ADR	469,425	1,464,606
Cia Paranaense de Energia	58,940	725,415
Embraer SA - ADR	247,194	7,047,500
Itau Unibanco Holding SA	125,200	1,906,587
Marfrig Alimentos SA (a)	247,542	1,025,229
Tim Participacoes SA - ADR	397,108	7,870,680
Viver Incorporadora e Construtora SA (a)	1,419,243	443,621
		29,467,276
China - 11.89%
Asiainfo-Linkage, Inc. (a)	301,245	3,268,508
Bosideng International Holdings Ltd.	6,456,000	1,943,531
Chaoda Modern Agriculture Holdings Ltd. (c)	3,433,934	123,622
China Mobile Ltd	488,000	5,742,638
China Yuchai International Ltd.	79,780	1,258,131
People's Food Holdings Ltd.	5,082,519	4,493,570
Sinotrans Ltd.	10,502,350	1,717,426
Weiqiao Textile Co.	4,775,377	1,891,872
Xinhua Winshare Publishing and Media Co. Ltd.	2,116,450	1,132,104
Yingde Gases	5,954,000	6,053,210
		27,624,612
Czech Republic - 1.50%
Telefonica Czech Republic AS	204,340	3,478,714
Egypt - 0.96%
Eastern Tobacco Co.	142,705	2,222,473
Hong Kong - 2.40%
Dickson Concepts International Ltd.	208,228	111,089
First Pacific Co. Ltd.	4,938,899	5,454,098
		5,565,187
Hungary - 1.15%
Magyar Telekom Telecommunications Plc	1,570,244	2,678,378
India - 4.30%
Indian Oil Corp. Ltd.	864,196	4,257,100
Reliance Infrastructure Ltd.	593,250	5,725,684
		9,982,784
Israel - 0.63%
Bezeq The Israeli Telecommunication Corp. Ltd.	269,300	311,932
Partner Communications Co. Ltd.	132,778	796,615

Syneron Medical Ltd. (a)	40,050	347,234
		1,455,781
Luxembourg - 1.04%
Ternium SA - ADR	102,390	2,411,285
Mexico - 4.38%
America Movil SAB de CV - ADR	87,850	2,032,849
Cemex SAB de CV - ADR (a)	574,782	5,673,098
Grupo Televisa SAB	394,833	2,144,401
Grupo Televisa SAB - ADR	2,780	15,099
Urbi Desarrollos Urbanos S.A. de C.V. (a)	500,000	313,702
		10,179,149
Pakistan - 0.27%
Nishat Mills Ltd.	962,360	632,135
Panama - 1.72%
Banco Latinoamericano de Comercio Exterior SA	184,981	3,988,190
Russia - 8.19%
Federal Hydrogenerating Co. JSC - ADR (a)	1,288,490	3,029,240
Gazprom OAO - ADR (a)	722,678	7,031,657
Lukoil OAO - ADR (a)	84,840	5,726,700
Sberbank of Russia - ADR	258,660	3,248,770
		19,036,367
Singapore - 3.33%
Flextronics International Ltd. (a)	1,102,884	6,848,910
Haw Par Corp. Ltd.	162,100	896,486
		7,745,396
South Africa - 2.04%
MTN Group Ltd.	224,970	4,735,331
South Korea - 14.67%
Halla Climate Control Corp.	92,570	2,064,086
Hana Financial Group, Inc.	99,120	3,240,339
Hyundai Mobis Co. Ltd.	7,380	2,002,261
KB Financial Group, Inc.	95,430	3,412,279
KB Financial Group, Inc. - ADR	25,337	905,972
Kia Motors Corp. (a)	36,880	1,961,042
Lotte Chilsung Beverage Co. Ltd.	1,590	2,250,821
Lotte Confectionery Co. Ltd.	2,150	3,273,475
POSCO	12,370	2,218,466
POSCO - ADR	18,868	3,383,833
Samsung Electronics Co. Ltd.	4,236	6,086,284
Shinhan Financial Group Co. Ltd.	82,329	3,013,605
Shinhan Financial Group Co. Ltd. - ADR	7,279	266,444
		34,078,907
Taiwan - 1.70%
Compal Electronics, Inc.	5,827,000	3,946,878
Turkey - 5.01%
Aygaz AS	760,587	4,035,859
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,066,021	1,242,848
Turkiye Garanti Bankasi AS	634,380	3,311,102
Turkiye Vakiflar Bankasi Tao	1,176,700	3,060,967
		11,650,776
United Arab Emirates - 2.44%
Air Arabia PJSC	17,601,673	4,006,348

DP World Ltd. (a)		141,960	1,673,615
			5,679,963
TOTAL COMMON STOCKS (Cost $202,528,711)			$194,669,096

PARTICIPATORY NOTES - 2.46%
Saudi Arabia - 2.46%
Etihad Etisalat Co. (a)(b)(c)		280,260	$5,724,075
TOTAL PARTICIPATORY NOTES (Cost $4,726,669)			$5,724,075

PREFERRED STOCKS - 8.41%
Argentina - 0.10%
Nortel Inversora SA - ADR (a)		16,356	$224,241
Brazil - 5.48%
Cia Paranaense de Energia - ADR		106,220	1,630,477
Itau Unibanco Holding SA - ADR		15,950	262,537
Petroleo Brasileiro SA - ADR		332,322	6,413,815
Telefonica Brasil SA - ADR		184,141	4,430,432
			12,737,261
South Korea - 2.83%
Hyundai Motor Co.		100,436	6,565,056
TOTAL PREFERRED STOCKS (Cost $20,815,469)			$19,526,558

REAL ESTATE INVESTMENT TRUSTS - 2.06%
Mexico - 2.06%
Fibra Uno Administracion SA de CV		853,832	$2,576,101
Deutsche Bank (a)		1,111,800	2,201,874
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,746,086)			$4,777,975

SHORT TERM INVESTMENTS - 4.69%
Money Market Fund - 0.04%		101,460	101,460

		Principal Amount	Value
Northern Institutional Treasury Portfolio, 0.01%
Repurchase Agreement - 4.65%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/12), due 1/2/13, 0.01%
[Collateralized by $11,330,000 Fannie Mae Bond, 2.08%, 11/2/22,
(Market Value $11,347,379)] (proceeds $10,806,487).		$10,806,481	10,806,481
TOTAL SHORT TERM INVESTMENTS (Cost $10,907,941)			$10,907,941

Total Investments (Cost $242,724,876) - 101.41%			$235,605,645
Liabilities in Excess of Other Assets - (1.41%)			(3,286,302)
TOTAL NET ASSETS - 100.00%			$232,319,343

Percentages are stated as a percent of Net Assets.

GDR	Global Depository Receipt
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Represents the underlying security of a participatory note with HSBC Bank Plc. The note has a maturity date of March 30, 2015. See Note 4 of the Notes to Schedule of Investments.
(c)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represents $5,847,697 or 2.52% of the Fund's net assets. These securities were classified as Level 2. See Note 2 in the Notes to Schedule of Investments.

Brandes Institutional Emerging Markets Fund
Schedule of Investments by Industry
December 31, 2012 (Unaudited)

COMMON STOCKS
Aerospace & Defense	3.03%
Air Freight & Logistics	0.74%
Airlines	1.72%
Auto Components	0.89%
Automobiles	1.71%
Beverages	0.97%
Chemicals	2.61%
Commercial Banks	18.60%
Computers & Peripherals	1.70%
Construction Materials	2.44%
Distributors	0.49%
Diversified Financial Services	2.35%
Diversified Telecommunication Services	2.78%
Electric Utilities	4.71%
Electronic Equipment, Instruments & Components	2.95%
Food Products	3.83%
Gas Utilities	1.74%
Health Care Equipment & Supplies	0.15%
Health Care Providers & Services	0.53%
Household Durables	0.33%
Internet Software & Services	1.41%
Machinery	0.54%
Media	1.03%
Metals & Mining	3.45%
Oil & Gas	2.47%
Oil, Gas & Consumable Fuels	4.85%
Pharmaceuticals	0.39%
Semiconductors & Semiconductor Equipment	2.62%
Specialty Retail	0.05%
Textiles, Apparel & Luxury Goods	1.91%
Tobacco	0.96%
Transportation Infrastructure	0.72%
Wireless Telecommunication Services	9.12%
TOTAL COMMON STOCKS	83.79%
PARTICIPATORY NOTES
Wireless Telecommunication Services	2.46%
TOTAL PARTICIPATORY NOTES	2.46%
PREFERRED STOCKS
Automobiles	2.83%
Commercial Banks	0.12%
Diversified Telecommunication Services	2.00%

Electric Utilities	0.70%
Oil, Gas & Consumable Fuels	2.76%
TOTAL PREFERRED STOCKS	8.41%
REAL ESTATE INVESTMENT TRUSTS	2.06%
SHORT TERM INVESTMENTS	4.69%
TOTAL INVESTMENTS	101.41%
Liabilities in Excess of Other Assets	(1.41%)
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, INC. and Standard & Poor Financial Services LLC.

Brandes International Small Cap Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.61%
Australia - 0.05%
Australian Vintage Ltd.	55,152	$28,350
Bermuda - 1.11%
Argo Group International Holdings Ltd.	19,706	661,925
Brazil - 0.49%
Viver Incorporadora e Construtora SA (a)	933,854	291,901
Canada - 10.16%
Celestica, Inc. (a)	145,140	1,182,891
Dorel Industries, Inc. (a)	51,530	1,862,374
E-L Financial Corp. Ltd. (a)	2,234	976,968
Linamar Corp. (a)	24,100	562,099
Sierra Wireless, Inc. (a)	183,141	1,454,140
		6,038,472
China - 4.74%
China Yuchai International Ltd.	27,690	436,671
People's Food Holdings Ltd.	1,631,000	1,442,005
Sinotrans Ltd.	3,013,000	492,709
Weiqiao Textile Co.	1,133,000	448,863
		2,820,248
Egypt - 1.26%
Eastern Tobacco Co.	48,205	750,740
France - 5.30%
Bongrain SA	24,140	1,459,361
Teleperformance SA	46,569	1,693,450
		3,152,811
Greece - 4.13%
Folli Follie Group (a)	61,306	1,045,504
Sarantis SA (a)	148,140	848,637
Titan Cement Co. SA (a)	30,200	561,429
		2,455,570
Hong Kong - 1.88%
Dickson Concepts International Ltd.	1,072,000	571,907
First Pacific Co. Ltd.	495,600	547,298
		1,119,205
India - 0.45%
Nava Bharat Ventures Ltd.	81,545	268,934
Ireland - 1.01%
Grafton Group Plc (a)	116,622	599,709
Israel - 1.16%
Syneron Medical Ltd. (a)	79,250	687,098
Italy - 4.47%
Iren Spa	1,071,788	650,796
Italcementi SpA Savings Shares	323,040	915,358
Italmobiliare SpA (a)	72,993	799,679
Natuzzi SpA - ADR (a)	152,026	291,890

		2,657,723
Japan - 25.41%
Alpine Electronics, Inc.	37,100	343,004
Chudenko Corp.	44,300	412,811
Fuji Machine Manufacturing Co. Ltd.	221,200	2,088,000
Hibiya Engineering Ltd.	98,500	1,125,464
Hosiden Corp.	95,950	590,706
Makita Corp.	19,000	882,633
Noritsu Koki Co. Ltd.	145,200	599,017
Okinawa Cellular Telephone Co.	49,900	1,058,651
Otsuka Kagu Ltd.	66,000	582,028
San-A Co. Ltd.	37,200	1,386,922
Sanki Engineering Co. Ltd.	83,000	406,192
Tenma Corporation	85,100	910,551
Torii Pharmaceutical Co. Ltd.	45,100	1,002,400
TSI Holdings Co. Ltd.	96,300	557,438
Tsutsumi Jewelry Co. Ltd.	33,800	867,783
Yamaha Corp.	120,200	1,274,825
Yamaha Motor Co. Ltd. (a)	41,000	454,187
Yodogawa Steel Works Ltd.	164,000	562,665
		15,105,277
Mexico - 1.77%
Consorcio ARA S.A.B. de C.V. (a)	1,492,984	477,014
Desarrolladora Homex S.A.B. de C.V. (a)	277,430	573,262
		1,050,276
Norway - 2.22%
Cermaq ASA	87,550	1,319,295
Panama - 1.29%
Banco Latinoamericano de Comercio Exterior SA	35,649	768,592
Singapore - 4.47%
Flextronics International Ltd. (a)	121,600	755,136
Haw Par Corp. Ltd.	295,000	1,631,482
HTL International Holdings Ltd.	1,048,000	271,137
		2,657,755
South Korea - 3.04%
Lotte Chilsung Beverage Co. Ltd.	740	1,047,552
Samchully Co. Ltd.	6,490	757,015
		1,804,567
Switzerland - 4.70%
Lonza Group AG	13,180	714,174
Micronas Semiconductor Holding AG	77,367	703,050
Panalpina Welttransport Holding AG	13,520	1,372,473
		2,789,697
Turkey - 1.54%
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	785,408	915,689
United Arab Emirates - 0.70%
Air Arabia PJSC	1,836,280	417,959
United Kingdom - 12.26%
Chime Communications Plc	273,573	1,025,995
Clarkson Plc	34,310	669,363
Debenhams Plc	346,247	646,442
Home Retail Group Plc	319,210	666,061

ITV Plc		330,080	572,614
LSL Property Services Plc		258,568	1,087,885
Mcbride Plc (a)		772,691	1,672,559
Travis Perkins Plc		52,490	940,521
			7,281,440
TOTAL COMMON STOCKS (Cost $50,119,734)			$55,643,233

PREFERRED STOCKS - 0.53%
Argentina - 0.53%
Nortel Inversora SA		22,889	$313,808
TOTAL PREFERRED STOCKS (Cost $361,900)			$313,808

REAL ESTATE INVESTMENT TRUSTS - 1.05%
Mexico - 1.05%
Fibra Uno Administracion SA de CV		207,800	$626,954
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $407,314)			$626,954
		Principal
		Amount	Value
REPURCHASE AGREEMENTS - 4.13%
Repurchase Agreement - 4.13%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/12), due 1/2/13, 0.01%
[Collateralized by $2,575,000 Fannie Mae Bond, 2.08%, 11/2/22,
(Market Value $2,578,950)] (proceeds $2,455,222).		$2,455,221	$2,455,221
TOTAL REPURCHASE AGREEMENTS (Cost $2,455,221)			$2,455,221

Total Investments (Cost $53,344,169) - 99.32%			$59,039,216
Other Assets in Excess of Liabilities - 0.68%			402,946
TOTAL NET ASSETS - 100.00%			$59,442,162

Percentages are stated as a percent of Net Assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

Brandes International Small Cap Fund
Schedule of Investments by Industry
December 31, 2012 (Unaudited)

Air Freight & Logistics		3.15%
Airlines		0.70%
Auto Components		0.95%
Automobiles		0.76%
Beverages		1.82%
Chemicals		1.53%
Commercial Banks		1.29%
Communications Equipment		2.45%
Construction & Engineering		3.27%
Construction Materials		3.83%
Diversified Financial Services		0.92%
Electronic Equipment, Instruments & Components		4.25%
Food & Staples Retailing		2.33%

Food Products	7.10%
Gas Utilities	1.27%
Health Care Equipment & Supplies	1.16%
Health Care Providers & Services	1.54%
Household Durables	6.92%
Household Products	2.81%
Industrial Conglomerates	0.45%
Insurance	2.76%
Internet & Catalog Retail	1.12%
Leisure Equipment & Products	3.15%
Life Sciences Tools & Services	1.20%
Machinery	5.73%
Marine	1.13%
Media	2.69%
Metals & Mining	0.95%
Multiline Retail	1.09%
Multi-Utilities	1.09%
Personal Products	1.43%
Pharmaceuticals	4.43%
Professional Services	2.85%
Real Estate Management & Development	1.83%
Semiconductors & Semiconductor Equipment	1.18%
Specialty Retail	5.16%
Textiles, Apparel & Luxury Goods	1.69%
Tobacco	1.26%
Trading Companies & Distributors	2.59%
Wireless Telecommunication Services	1.78%
COMMON STOCKS	93.61%
PREFERRED STOCKS
Diversified Telecommunication Services	0.53%
PREFERRED STOCKS	0.53%
REAL ESTATE INVESTMENT TRUSTS	1.05%
REPURCHASE AGREEMENTS	4.13%
TOTAL INVESTMENTS	99.32%
Other Assets in Excess of Liabilities	0.68%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, INC. and Standard & Poor Financial Services LLC.

Brandes Credit Focus Yield Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 0.06%
Fannie Mae Interest Only Strip - 0.06%
Fannie Mae Interest Only Strip
6.000%, 06/01/2036	$111,291	$15,905
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $18,872)		$15,905

OTHER MORTGAGE RELATED SECURITIES - 1.22%
Near Prime Mortgage - 1.00%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.662%, 10/25/2035	$277,042	$262,827
Sub-Prime Mortgages - 0.22%
Structured Asset Investment Loan Trust
Series A3, 0.590%, 07/25/2035	62,205	59,100
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $286,102)		$321,927

US GOVERNMENTS - 35.88%
Sovereign - 35.88%
United States Treasury Note
4.250%, 08/15/2014	$310,000	$330,077
4.500%, 02/15/2016	4,640,000	5,229,786
3.375%, 11/15/2019	2,220,000	2,552,481
2.000%, 11/15/2021	1,285,000	1,333,690
TOTAL US GOVERNMENTS (Cost $9,389,801)		$9,446,034

	Shares	Value
COMMON STOCKS - 0.09%
Paper & Forest Products - 0.08%
Abitibi-Consolidated (a)(c)	205,000	$-
Resolute Forest Products, Inc. (a)	1,736	22,985
		22,985
Semiconductors - 0.01%
MagnaChip Semiconductor Corp. (a)	97	1,544
TOTAL COMMON STOCKS (Cost $24,407)		$24,529

PREFERRED STOCKS - 1.71%
Banks & Thrifts - 0.98%
Ally Financial, Inc., 8.500%	9,800	$257,446
Technology Hardware & Equipment - 0.73%
Pitney Bowes International Holdings, Inc., 6.130% (a)(b)	215	191,632
TOTAL PREFERRED STOCKS (Cost $446,565)		$449,078

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.33%
Student Loan - 1.33%

National Collegiate Student Loan Trust
Series A-4, 0.515%, 10/25/2033	$400,000	$152,657
SLM Student Loan Trust
Series 2007-A, 0.548%, 12/15/2041	300,000	197,408
TOTAL ASSET BACKED SECURITIES (Cost $398,386)		$350,065

CORPORATE BONDS - 56.69%
Advertising - 0.80%
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$195,000	$211,088
Banks & Thrifts - 14.36%
Ally Financial, Inc.
6.750%, 12/01/2014	350,000	378,000
Citigroup, Inc.
6.125%, 11/21/2017	500,000	595,079
Fifth Third Bancorp
8.250%, 03/01/2038	65,000	92,948
First Horizon National Corp.
5.375%, 12/15/2015	230,000	251,428
JP Morgan Chase & Co.
7.900%, Perpetual	900,000	1,019,708
KeyCorp
6.500%, 05/14/2013	60,000	61,288
National City Corp.
4.900%, 01/15/2015	245,000	264,179
Regions Financial Corp.
5.750%, 06/15/2015	510,000	551,438
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	200,000	251,651
USB Capital IX
6.189%, Perpetual	350,000	316,372
		3,782,091
Building Materials - 3.47%
CRH America, Inc.
6.000%, 09/30/2016	90,000	101,126
Masco Corp.
6.125%, 10/03/2016	390,000	430,771
Mohawk Industries, Inc.
6.625%, 01/15/2016	145,000	163,125
Owens Corning
6.500%, 12/01/2016	65,000	73,038
USG Corp.
6.300%, 11/15/2016	140,000	144,900
		912,960
Consumer Products - 1.17%
Spectrum Brands Holdings, Inc.
9.500%, 06/15/2018	270,000	306,450
Containers & Packaging - 0.40%
Sealed Air Corp.
7.875%, 06/15/2017	100,000	106,625
Diversified Financial Services - 10.22%
American International Group, Inc.

6.400%, 12/15/2020	485,000	601,786
Bank of America Corp.
3.750%, 07/12/2016	315,000	336,712
Ford Motor Credit Co. LLC
7.000%, 10/01/2013	345,000	360,560
General Motors Acceptance Corp.
6.750%, 12/01/2014	325,000	350,912
International Lease Finance Corp.
6.625%, 11/15/2013	565,000	586,188
SLM Corp.
5.000%, 10/01/2013	440,000	450,450
		2,686,608
Electric Utilities - 9.13%
Ameren Corp.
8.875%, 05/15/2014	120,000	131,318
Arizona Public Service Co.
8.750%, 03/01/2019	435,000	573,396
Commonwealth Edison Co.
Series 104, 5.950%, 08/15/2016	110,000	128,199
FirstEnergy Corp.
7.375%, 11/15/2031	350,000	452,055
Israel Electric Corp. Ltd.
7.250%, 01/15/2019 (b)	255,000	277,058
Nisource Finance Corp.
5.250%, 09/15/2017	65,000	74,348
Oncor Electric Delivery Co. LLC
6.375%, 01/15/2015	465,000	513,182
7.000%, 09/01/2022	45,000	57,195
PPL Energy Supply LLC
6.500%, 05/01/2018	165,000	197,578
		2,404,329
Energy - 0.99%
Valero Energy Corp.
9.375%, 03/15/2019	190,000	261,341
Equipment - 0.38%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 4/19/2022	89,459	99,631
Food, Beverage & Tobacco - 1.64%
Altria Group, Inc.
9.700%, 11/10/2018	43,000	60,197
Pilgrims Pride Corp.
7.875%, 12/15/2018	140,000	141,925
Tyson Foods, Inc.
6.850%, 04/01/2016	200,000	229,189
		431,311
Homebuilders - 2.11%
Centex Corp.
6.500%, 05/01/2016	155,000	177,863
Lennar Corp.
5.600%, 05/31/2015	195,000	207,674
Toll Brothers Finance Corp.
5.150%, 05/15/2015	160,000	170,819

		556,356
Insurance - 3.70%
CNA Financial Corp.
7.350%, 11/15/2019	70,000	87,797
5.875%, 08/15/2020	235,000	277,254
ING US, Inc.
5.500%, 07/15/2022 (b)	305,000	330,988
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	250,000	280,261
		976,300
Iron & Steel - 0.74%
ArcelorMittal SA
6.000%, 03/01/2021	195,000	194,441
Leisure Time - 0.33%
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	85,000	87,125
Media - 0.18%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	40,000	46,461
Oil & Gas - 5.89%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	510,000	587,077
Chesapeake Energy Corp.
6.625%, 08/15/2020	470,000	504,075
El Paso Corp.
7.000%, 06/15/2017	50,000	57,117
Transocean, Inc.
5.250%, 03/15/2013	400,000	403,512
		1,551,781
Telecommunications - 0.93%
Telecom Italia Capital SA
6.999%, 06/04/2018	140,000	160,020
Telefonica Emisiones SAU
5.462%, 02/16/2021	80,000	85,300
		245,320
Utilities - 0.25%
Edison Mission Energy
7.000%, 05/15/2017 (d)	125,000	66,250
TOTAL CORPORATE BONDS (Cost $14,447,763)		$14,926,468

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: $1.97 (b)(c)	3,900	–
TOTAL WARRANTS (Cost $0)		$–

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 1.94%
Repurchase Agreement - 1.94%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/12), due 1/2/13, 0.01%

[Collateralized by $535,000 Fannie Mae Bond, 2.08%, 11/2/22,
(Market Value $535,821)] (proceeds $510,193).	$510,193	$510,193
TOTAL REPURCHASE AGREEMENTS (Cost $510,193)		$510,193

Total Investments (Cost $25,522,089) - 98.92%		$26,044,199
Other Assets in Excess of Liabilities - 1.08%		283,163
TOTAL NET ASSETS - 100.00%		$26,327,362

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act"
or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act or pursuant to another exemption from registration). The market values of these securities total
$799,678, which represents 3.04% of total net assets.
(c)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $0 or 0.00% of the Fund's net assets. These securities were classified as Level 3. See Note 2 in the Notes to Schedule of Investments.

(d) In default.

Brandes Investment Trust
Notes to Schedule of Investments
December 31, 2012 (Unaudited)

1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2012 for the Brandes Institutional Global Equity Fund ("Global Fund"), Brandes Institutional International Equity Fund ("International Fund"), Brandes Institutional Emerging Markets Fund ("Emerging Markets Fund"), Brandes Institutional Core Plus Fixed Income Fund ("Core Plus Fund"), Brandes International Small Cap Fund ("International Small Cap Fund"), Brandes Credit Focus Yield Fund ("Credit Focus Yield Fund") and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

		Global Fund	International Fund	Emerging Markets Fund	Core Plus Fund	Credit Focus Yield Fund	International Small Cap Fund	SMART Fund
	Cost of Investments	$29,077,226	$403,747,269	$242,724,876	$28,208,842	$25,522,089	$53,344,169	$127,305,932
	Gross unrealized appreciation	$3,701,384	$37,380,186	$20,677,731	$2,639,387	$604,320	$7,071,443	$13,936,652
	Gross unrealized depreciation	(2,878,633)	(78,883,025)	(27,796,962)	(466,134)	(82,210)	(1,376,396)	(8,903,176)
	Net unrealized appreciation/(depreciation)	$822,751	$(41,502,839)	$(7,119,231)	$2,173,253	$522,110	$5,695,047	$5,033,476

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

2)	Significant Accounting Policies

The Trust has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among brokered market makers.
• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities traded on an exchange for which there have been no sales on the valuation date, are valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of December 31, 2012, the International Equity Fund, Global Equity Fund, Emerging Markets Fund, International Small Cap Fund, Core Plus Fund, Credit Focus Yield Fund and SMART Fund had securities with market values of $315,011,573, $16,988,676, $96,105,181, $29,885,003, $0, $0 and $0 that represent 86.68%, 55.93%, 41.37%, 50.28%, 0.00%, 0.00% and 0.00% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.

Fixed income securities (other than short-term investments) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds may enter into mortgage dollar roll transactions in which the Funds sell a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase a Fund’s portfolio turnover rate. Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy only if there are significant observable inputs used.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3. Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of December 31, 2012, involving the Funds’ assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
Global Fund
Equities
Consumer Discretionary	$523,570	$1,699,476	$-	$2,223,046
Consumer Staples	1,556,077	2,071,838	-	3,627,915
Energy	1,137,825	2,256,473	-	3,394,298
Financials	2,771,805	3,095,342	-	5,867,147
Health Care	1,589,932	2,686,636	-	4,276,568
Industrials	423,164	-	-	423,164
Information Technology	3,603,658	1,318,487	-	4,922,145
Materials	-	588,804		588,804
Telecommunication Services	691,315	2,524,307	-	3,215,622
Utilities	75,192	747,312	-	822,504
Total Equities	12,372,538	16,988,675	-	29,361,213
Repurchase Agreements	-	538,764	-	538,764
Total Investments in Securities	$12,372,538	$17,527,439	$-	$29,899,977

International Fund
Equities
Consumer Discretionary	$-	$41,784,777	$-	$41,784,777
Consumer Staples	-	37,514,486	-	37,514,486
Energy	12,859,518	30,469,288	-	43,328,806
Financials	5,001,993	64,831,484	-	69,833,477
Health Care	-	42,327,270	-	42,327,270
Industrials	-	3,194,602	-	3,194,602
Information Technology	11,277,195	23,000,678	-	34,277,873
Materials	3,415,859	19,365,614	-	22,781,473
Telecommunication Services	9,407,907	39,573,800	-	48,981,707
Utilities	4,394,029	12,325,247	-	16,719,276
Total Equities	46,356,501	314,387,246	-	360,743,747
Repurchase Agreements	-	1,500,681	-	1,500,681
Total Investments in Securities	$46,356,501	$315,887,927	$-	$362,244,428

Emerging Markets Fund
Equities
Consumer Discretionary	$3,548,959	$17,902,831	$-	$21,451,790
Consumer Staples	11,014,747	2,374,443	-	13,389,190
Energy	23,429,271	-	-	23,429,271
Financials	20,622,509	29,099,527	-	49,722,036
Health Care	347,234	2,139,334	-	2,486,568
Industrials	8,305,632	7,397,389	-	15,703,021
Information Technology	11,582,024	15,757,237	-	27,339,261
Materials	15,687,599	4,052,293	-	19,739,892
Telecommunication Services	18,833,531	13,468,280	-	32,301,811

	Utilities	9,373,321	9,761,543	-	19,134,864
	Total Equities	122,744,827	101,952,877	-	224,697,704
	Money Market Funds	101,460	-	-	101,460
	Repurchase Agreements	-	10,806,481	-	10,806,481
	Total Investments in Securities	$122,846,287	$112,759,358	$-	$235,605,645

International Small Cap Fund
	Equities
	Consumer Discretionary	$5,686,071	$8,299,275	$-	$13,985,346
	Consumer Staples	8,907,869	1,047,552	-	9,955,421
	Financials	4,122,324	547,298	-	4,669,622
	Health Care	687,098	4,263,745	-	4,950,843
	Industrials	1,809,144	9,997,746	-	11,806,890
	Information Technology	3,392,166	1,293,756	-	4,685,922
	Materials	721,861	3,027,821	-	3,749,682
	Telecommunication Services	1,372,458	-	-	1,372,458
	Utilities	-	1,407,811	-	1,407,811
	Total Equities	26,698,991	29,885,004	-	56,583,995
	Repurchase Agreements	-	2,455,221	-	2,455,221
	Total Investments in Securities	$26,698,991	$32,340,225	$-	$59,039,216

Core Plus Fund
	Equities*	$214,220	$151,523	$-	$365,743
	Asset Backed Securities	-	-	1,035,259	1,035,259
	Corporate Bonds		14,018,656		14,018,656
	Government Securities	-	10,928,474	123,811	11,052,285
	Mortgage Backed Securities	-	2,763,481	10,056	2,773,537
	Repurchase Agreements	-	1,136,615	-	1,136,615
	Total Investments in Securities	$214,220	$28,998,749	$1,169,126	$30,382,095

SMART Fund
	Equities*	$3,790,429	$1,533,058	$-	$5,323,487
	Asset Backed Securities	-	-	4,335,866	4,335,866
	Corporate Bonds	-	103,750,303	-	103,750,303
	Government Securities	-	7,043,548	1,132,471	8,176,019
	Mortgage Backed Securities	-	7,877,254	294,443	8,171,697
	Repurchase Agreements	-	2,582,036	-	2,582,036
	Total Investments in Securities	$3,790,429	$122,786,199	$5,762,780	$132,339,408

Credit Focus Yield Fund
	Equities*	$281,975	$191,632	$-	$473,607
	Asset Backed Securities	-	-	350,065	350,065
	Corporate Bonds		14,926,468		14,926,468
	Government Securities	-	9,446,034	15,905	9,461,939
	Mortgage Backed Securities	-	321,927	-	321,927
	Repurchase Agreements	-	510,193	-	510,193
	Total Investments in Securities	$281,975	$25,396,254	$365,970	$26,044,199
*See the Schedule of Investments for the equity investments detailed by industry classification.

Below are the transfers into or out of Levels 1 and 2 during the quarter ended December 31, 2012:

Emerging Markets Fund
	Transfers into Level 1	$10,123,299
	Transfers out of Level 1	2,250,821
	Net Transfers in and/(out) of Level 1	$7,872,478

	Transfers into Level 2	$2,250,821
	Transfers out of Level 2	10,123,299
	Net Transfers in and/(out) of Level 2	$(7,872,478)

International Small Cap Equity Fund
	Transfers into Level 1	$5,859,202
	Transfers out of Level 1	4,064,480
	Net Transfers in and/(out) of Level 1	$1,794,722

	Transfers into Level 2	$4,064,480
	Transfers out of Level 2	5,859,202
	Net Transfers in and/(out) of Level 2	$(1,794,722)

	There were no transfers into or out of Levels 1 or 2 during the period presented for the International Equity Fund, Global Equity Fund, Core Plus Fixed Income Fund, Credit Focus Fund or SMART Fund.

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading. The transfers from Level 2 to Level 1 are due to the securities no longer being fair valued by the Funds' service providers.

There were no Level 3 securities in the International, Global Equity, Emerging Markets and International Small Cap Funds at the beginning of the period presented or during the period presented. Below is a reconciliation that details the activity of securities in Level 3 in the Core Plus and SMART Funds during the period ended December 31, 2012:

					Core Plus Fund	SMART Fund	Credit Focus Fund
		Beginning Balance - October 1, 2012			$1,165,074	$5,754,365	$371,834
		Purchases			-	-	-
		Sales			-	-	-
		Transfers in/(out) of Level 3			-	-	-
		Realized gains/(losses), net			4,052	8,415	-
		Change in unrealized gains (losses)			-	-	(5,864)
		Ending Balance - December 31, 2012			$1,169,126	$5,762,780	$365,970

	The following table presents information about unobservable inputs related to the Trust’s categories of Level 3 investments as of December 31, 2012.

			Fair Value at 12/31/12	Valuation Techniques	Unobservable Inputs		Ranges
		Sub-Prime Mortgages	$304,499	Consensus pricing	Third party & broker quoted		N/A
				Discounted cash flows	Constant default rate		0-12%
					Loss severity		0-80%
					Delinquency		0-60%
		Student Loans	$5,721,190	Consensus pricing	Third party & broker quoted inputs		N/A
				Discounted cash flows	Prepayment speeds		0-4%
		Federal & Federally Sponsored Credits	$1,272,187	Consensus pricing	Third party & broker quoted inputs		N/A
		Equity Securities	$-	Conservative value assigned	No active market		$0.00 - $0.00

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant/significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Sub-Prime Mortgages, Student Loans and Federal & Federally Sponsored Credits
At regular intervals the above unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are compared to historical averages and general sector trends are taken into account. In general, an increase in the discount rate, default rates, loss severity and delinquencies, in isolation, would result in a decrease in the fair value measurement. In addition, an increase in default rates would generally be accompanied by a decrease in recovery rates, slower prepayment rates and an increase in liquidity spreads. For each of the individual relationships described above, the inverse relationship would also generally apply.

Equity Securities
As there is no active market for the Level 3 securities, the value is being derived from qualitative information based on the status of pending litigation.

3)	Securities Lending

The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of December 31, 2012, the International Equity Fund, Global Equity Fund, Emerging Markets Fund, International Small Cap Equity Fund, Core Plus Fund, Credit Focus Yield Fund and SMART Fund did not have any securities on loan.

4)	Participatory Notes

The International, Global and Emerging Markets Funds may invest in participatory notes. Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying security or securities, subject to the credit risk of the issuing financial institution.

Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Trust. Participatory notes constitute general unsecured, unsubordinated contractual obligations of the bank or broker-dealers that issue them. The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note. The advisor has established guidelines for monitoring participatory note exposure for the Funds. Prior to investment in a participatory note, the advisor will complete an analysis of the prospective counterparties and once purchased, will continue to monitor creditworthiness on a quarterly basis. The advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as: Moody's, Fitch, and S&P) of A.

The Funds record counterparty credit risk valuation adjustments, if material, on certain derivative assets in order to appropriately reflect the credit quality of the counterparty. During the quarter ended December 31, 2012, the Funds did not make any counterparty credit risk valuation adjustments.

The International, Global and International Small Cap Funds were not invested in any participatory notes at or during the period ended December 31, 2012. The Emerging Markets Fund invested in a participatory note with HSBC Bank Plc in which HSBC Bank Plc is an investment vehicle used to purchase an underlying security, Etihad Etisalat Co. The average monthly market value of this security was $5,518,470 during the period ended December 31, 2012. As a result of the investment in the participation note, the Emerging Markets Fund recognized a net unrealized gain of $997,406 and no realized loss. The market value of the security on December 31, 2012 was $5,724,075 and can be found in the Emerging Market Fund’s Schedule of Investments.

5)	Repurchase Agreements

Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, U.S. Government securities whose market value, including accrued interest (which is recorded in the Schedules of Investments), will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing a Fund to enter into a repurchase agreement, Brandes will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title /s/ Jeff Busby
                                          Jeff Busby, President

Date  February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeff Busby
                                             Jeff Busby, President

Date  February 22, 2013

By (Signature and Title)* /s/ Gary Iwamura
                                             Gary Iwamura, Treasurer

Date  February 21, 2013

* Print the name and title of each signing officer under his or her signature.